Loans Receivable, Net (Details) - Schedule of Loans Receivable, Net - Loans Receivable [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential mortgage loans	$ 1,605,531	$ 1,589,871
Less: allowance for expected credit losses	(1,229)		$ (76,799)
Loans receivable, net	1,604,302	1,589,871
Current portion	549,461	517,479
Non-current portion	$ 1,054,841	$ 1,072,392